Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share
10.	Earnings per share

Basic earnings per share was calculated by dividing profit attributable to common shares by the sum of the weighted average number of common shares outstanding during the period, plus vested LTIP awards. Diluted earnings per share was calculated using the basic calculation described above and adjusting for the potentially dilutive effect of total number of additional common shares that would have been issued by the Company on unvested LTIP awards and the redemption of warrants.

The following details the earnings per share, basic and diluted, calculations for the years ended December 31, 2021 and 2020:

For the year ended December 31	2021	2020
Net (loss) income attributable to common shareholders	$(72,710,434)	$19,040,154

Weighted average number of common shares:
January 1	93,837,221	90,438,009
Weighted average number of common shares issued	40,318,936	3,399,212
Basic number of common shares	134,156,157	93,837,221
Dilutive effect of unvested LTIP awards(i)	-	406,667
Diluted number of common shares issued	134,156,157	94,243,888

Earnings per share:
Basic	$(0.54)	$0.20
Diluted	$(0.54)	$0.20

(i)	Unvested LTIP awards were excluded from the diluted shares calculation due to their anti-dilutive effect.